Supplemental Consolidated Balance Sheet Information (Tables)	12 Months Ended
Dec. 31, 2024
Supplemental Consolidated Balance Sheet Information [Abstract]
Schedule of Accounts Receivable

Accounts receivable consisted of the following as of December 31, 2024 and December 31, 2023:

	Year Ended December 31,
(In thousands)	2024	2023
Accounts receivable, gross	$30	$—
Less allowance for credit losses	—	—
Accounts receivable, net	$30	$—

Schedule of Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following as of December 31, 2024 and December 31, 2023:

	Year Ended December 31,
(In thousands)	2024	2023
Other receivables	$170	$34
Prepaid insurance	86	454
Prepaid expenses, other	142	19
Total prepaid expenses and other current assets	$398	$507

Schedule of Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following as of December 31, 2024 and December 31, 2023:

	Year Ended December 31,
(In thousands)	2024	2023
Litigation reserve	$1,628	$8
Compensation related fees	1,112	130
Accrued professional fees	802	202
Accrued consulting fees	383	6
Accrued interest expense	161	321
Sales tax payable	4	2
Total accrued expenses and other current liabilities	$4,090	$669